Shareholders' Equity - 2022 Private Placement ("2022 PIPE") (Details) € in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2022 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2022 $ / shares	Nov. 30, 2022 $ / shares
Shareholders' Equity
Shares issued | shares				23,261,694
Price per share | $ / shares					$ 1.14
Share-based payment awards | €		€ 27,380	€ 53,350	€ 71,990
Class A shares
Shareholders' Equity
Shares issued | shares		91,524,935	45,000,000	23,261,694
Class A shares | 2022 PIPE Securities Purchase Agreement
Shareholders' Equity
Shares issued | shares	69,024,938
Warrants to purchase class A shares | shares	34,512,464
Price per share | $ / shares						$ 1.30
Aggregate cash proceeds | €	€ 85,754
Non-cash contribution | €	975
Share-based payment awards | €	€ 11,916
Warrants to purchase shares of common stock | shares	0.5
Amount of liability to issue warrants | €	€ 26,009	€ 8,541